Condensed Consolidating Statements Of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net Income (Loss)	$ 18,589	$ 32,795	$ 59,353	$ 88,138	$ 70,682
Adjustments to Reconcile Net Income to Net Cash (Used in) Provided by Operating Activities:
Provision for Credit Losses	77,842	60,342	253,603	207,198	175,900
Depreciation Expense	5,408	4,951	20,150	16,075	13,751
Amortization of Debt Issuance Costs and Debt Premium and Discount	1,660	1,913	8,163	11,880	17,610
Amortization of Debt Issuance Costs and Debt Premium and Discount	311	465	1,546	2,789	1,125
Loss (Gain) from Disposal of Property and Equipment	31	(60)	(153)	81	206
Originations of Finance Receivables	(312,074)	(292,970)	(917,093)	(829,164)	(747,329)
Collections and Recoveries on Finance Receivable Principal Balances	145,923	148,309	559,517	549,888	492,294
(Increase) Decrease in Accrued Interest Receivable and Loan Origination Costs	423	(506)	(4,252)	(1,011)	726
(Increase) in Inventory	41,857	80,748	(58,403)	(66,286)	(30,704)
(Increase) Decrease in Other Assets	8,829	6,042	(3,903)	(12,282)	(12,029)
Increase (Decrease) in Accounts Payable, Accrued Expenses and Other Liabilities	24,663	20,571	11,594	7,498	23,705
Net Cash (Used in) Provided By Operating Activities	13,452	62,600	(69,878)	(25,196)	5,937
Cash Flows from Investing Activities:
Origination of Dealer Finance Receivables	(38,960)	(5,627)	(45,438)	0	0
Collections and Recoveries of Dealer Finance Receivables	5,163	178	4,506	0	0
Proceeds from Disposal of Property and Equipment	641	456	1,932	519	423
Purchase of Property and Equipment	(7,797)	(5,650)	(25,567)	(44,792)	(20,881)
Net Cash Provided By (Used In) Investing Activities	(40,953)	(10,643)	(64,567)	(44,273)	(20,458)
Cash Flows from Financing Activities:
Decrease Restricted Cash	(15,624)	(8,499)	15,421	18,193	(28,982)
Deposits into Investments Held in Trust			(15,864)	(13,199)	(4,500)
Change in Investments Held in Trust and Collection Account Cash	(4,255)	(1,785)	(6,913)	(22,819)	35,655
Additions to Portfolio Term Facilities	75,000	0	857,246	707,947	387,304
Repayment of Portfolio Term Facilities	(135,207)	(112,289)	(590,151)	(339,110)	(768,850)
Additions to Portfolio Warehouse Facilities	210,300	195,800	827,300	970,600	940,150
Repayment of Portfolio Warehouse Facilities	(122,500)	(108,000)	(911,492)	(1,232,215)	(614,649)
Additions to Senior Secured Notes Payable			0	0	161,109
Additions to Other Secured Notes Payable	20,000	0	83,968	44,500	2,776
Repayment of Other Secured Notes Payable	(614)	(14,531)	(65,982)	(542)	(22,715)
Repayment of Senior Unsecured Notes Payable			0	0	(1,500)
Payment of Debt Issuance Costs	(348)	(557)	(7,343)	(9,788)	(22,816)
Dividend Distributions	0	(5,260)	(51,195)	(51,845)	(46,310)
Net Cash Provided By (Used In) Financing Activities	26,752	(55,121)	134,995	71,722	16,672
Net Decrease in Cash and Cash Equivalents	(749)	(3,164)	550	2,253	2,151
Cash and Cash Equivalents at Beginning of Period	26,480	25,930	25,930	23,677	21,526
Cash and Cash Equivalents at End of Period	25,731	22,766	26,480	25,930	23,677
Eliminations
Cash Flows from Operating Activities:
Net Income (Loss)	0	0	0	0	0
Adjustments to Reconcile Net Income to Net Cash (Used in) Provided by Operating Activities:
Provision for Credit Losses	0	0	0	0	0
Depreciation Expense	0	0	0	0	0
Amortization of Debt Issuance Costs and Debt Premium and Discount	0	0	0	0	0
Amortization of Debt Issuance Costs and Debt Premium and Discount	0	0	0	0	0
Loss (Gain) from Disposal of Property and Equipment	0	0	0	0	0
Originations of Finance Receivables	0	0	0	0	0
Collections and Recoveries on Finance Receivable Principal Balances	0	0	0	0	0
(Increase) Decrease in Accrued Interest Receivable and Loan Origination Costs	0	0	0	0	0
(Increase) in Inventory	0	0	0	0	0
(Increase) Decrease in Other Assets	558,823	567,102	179,356	1,358,453	147,391
Increase (Decrease) in Accounts Payable, Accrued Expenses and Other Liabilities	(558,823)	(567,102)	(179,356)	(1,358,453)	(147,391)
Net Cash (Used in) Provided By Operating Activities	0	0	0	0	0
Cash Flows from Investing Activities:
Origination of Dealer Finance Receivables	0	0	0
Collections and Recoveries of Dealer Finance Receivables	0	0	0
Proceeds from Disposal of Property and Equipment	0	0	0	0	0
Purchase of Property and Equipment	0	0	0	0	0
Net Cash Provided By (Used In) Investing Activities	0	0	0	0	0
Cash Flows from Financing Activities:
Decrease Restricted Cash	0	0	0	0	0
Deposits into Investments Held in Trust			0	0	0
Change in Investments Held in Trust and Collection Account Cash	0	0	0	0	0
Additions to Portfolio Term Facilities	0	0	0	0	0
Repayment of Portfolio Term Facilities	0	0	0	0	0
Additions to Portfolio Warehouse Facilities	0	0	0	0	0
Repayment of Portfolio Warehouse Facilities	0	0	0	0	0
Additions to Senior Secured Notes Payable					0
Additions to Other Secured Notes Payable	0	0	0	0	0
Repayment of Other Secured Notes Payable	0	0	0	0	0
Repayment of Senior Unsecured Notes Payable					0
Payment of Debt Issuance Costs	0	0	0	0	0
Dividend Distributions	0	0	0	0	0
Net Cash Provided By (Used In) Financing Activities	0	0	0	0	0
Net Decrease in Cash and Cash Equivalents	0	0	0	0	0
Cash and Cash Equivalents at Beginning of Period	0	0	0	0	0
Cash and Cash Equivalents at End of Period	0	0	0	0	0
Drive Time Automotive Group, Inc. | Guarantor Subsidiaries Combined
Cash Flows from Operating Activities:
Net Income (Loss)	70,657	76,223	218,276	210,317	229,105
Adjustments to Reconcile Net Income to Net Cash (Used in) Provided by Operating Activities:
Provision for Credit Losses	0	0	0	0	0
Depreciation Expense	4,527	4,210	16,910	13,532	11,363
Amortization of Debt Issuance Costs and Debt Premium and Discount	41	(9)	115	494	226
Amortization of Debt Issuance Costs and Debt Premium and Discount	0	0	0	0	0
Loss (Gain) from Disposal of Property and Equipment	(41)	(43)	(117)	86	(136)
Originations of Finance Receivables	0	0	0	0	0
Collections and Recoveries on Finance Receivable Principal Balances	0	0	0	0	0
(Increase) Decrease in Accrued Interest Receivable and Loan Origination Costs	0	0	0	0	0
(Increase) in Inventory	41,857	80,748	(58,403)	(66,286)	(30,704)
(Increase) Decrease in Other Assets	(398,590)	(392,660)	(269,542)	(851,669)	(70,119)
Increase (Decrease) in Accounts Payable, Accrued Expenses and Other Liabilities	264,680	256,446	109,942	691,639	(106,194)
Net Cash (Used in) Provided By Operating Activities	(16,869)	24,915	17,181	(1,887)	33,541
Cash Flows from Investing Activities:
Origination of Dealer Finance Receivables	0	0	0
Collections and Recoveries of Dealer Finance Receivables	0	0	0
Proceeds from Disposal of Property and Equipment	453	364	1,540	438	347
Purchase of Property and Equipment	(7,194)	(4,587)	(21,333)	(43,290)	(20,570)
Net Cash Provided By (Used In) Investing Activities	(6,741)	(4,223)	(19,793)	(42,852)	(20,223)
Cash Flows from Financing Activities:
Decrease Restricted Cash	0	0	0	5	(9)
Deposits into Investments Held in Trust			0	0	0
Change in Investments Held in Trust and Collection Account Cash	0	0	0	0	0
Additions to Portfolio Term Facilities	0	0	0	0	0
Repayment of Portfolio Term Facilities	0	0	0	0	0
Additions to Portfolio Warehouse Facilities	0	0	0	0	0
Repayment of Portfolio Warehouse Facilities	0	0	0	0	0
Additions to Senior Secured Notes Payable					0
Additions to Other Secured Notes Payable	20,000	0	71,000	44,500	0
Repayment of Other Secured Notes Payable	0	(14,390)	(64,179)	0	(10,000)
Repayment of Senior Unsecured Notes Payable					0
Payment of Debt Issuance Costs	0	(26)	(141)	(485)	(511)
Dividend Distributions	0	0	0	0	0
Net Cash Provided By (Used In) Financing Activities	20,000	(14,416)	6,680	44,020	(10,520)
Net Decrease in Cash and Cash Equivalents	(3,610)	6,276	4,068	(719)	2,798
Cash and Cash Equivalents at Beginning of Period	6,937	2,869	2,869	3,588	790
Cash and Cash Equivalents at End of Period	3,327	9,145	6,937	2,869	3,588
Drive Time Automotive Group, Inc. | Non-Guarantor Subsidiaries
Cash Flows from Operating Activities:
Net Income (Loss)	734	250	2,519	788	1,164
Adjustments to Reconcile Net Income to Net Cash (Used in) Provided by Operating Activities:
Provision for Credit Losses	0	0	0	0	0
Depreciation Expense	0	0	0	0	0
Amortization of Debt Issuance Costs and Debt Premium and Discount	15	0	39	0	0
Amortization of Debt Issuance Costs and Debt Premium and Discount	0	0	0	0	0
Loss (Gain) from Disposal of Property and Equipment	0	0	0	0	0
Originations of Finance Receivables	0	0	0	0	0
Collections and Recoveries on Finance Receivable Principal Balances	0	0	0	0	0
(Increase) Decrease in Accrued Interest Receivable and Loan Origination Costs	0	0	0	0	0
(Increase) in Inventory	0	0	0	0	0
(Increase) Decrease in Other Assets	330	(860)	(14,359)	2,564	(1,571)
Increase (Decrease) in Accounts Payable, Accrued Expenses and Other Liabilities	(588)	96	342	(3,079)	576
Net Cash (Used in) Provided By Operating Activities	491	(514)	(11,459)	273	169
Cash Flows from Investing Activities:
Origination of Dealer Finance Receivables	0	0	0
Collections and Recoveries of Dealer Finance Receivables	0	0	0
Proceeds from Disposal of Property and Equipment	0	0	0	0	0
Purchase of Property and Equipment	0	0	0	0	0
Net Cash Provided By (Used In) Investing Activities	0	0	0	0	0
Cash Flows from Financing Activities:
Decrease Restricted Cash	0	0	0	0	0
Deposits into Investments Held in Trust			0	0	0
Change in Investments Held in Trust and Collection Account Cash	0	0	0	0	0
Additions to Portfolio Term Facilities	0	0	0	0	0
Repayment of Portfolio Term Facilities	0	0	0	0	0
Additions to Portfolio Warehouse Facilities	0	0	0	0	0
Repayment of Portfolio Warehouse Facilities	0	0	0	0	0
Additions to Senior Secured Notes Payable					0
Additions to Other Secured Notes Payable	0	0	12,969	0	0
Repayment of Other Secured Notes Payable	(463)	0	(1,235)	0	0
Repayment of Senior Unsecured Notes Payable					0
Payment of Debt Issuance Costs	0	0	(388)	0	0
Dividend Distributions	0	0	0	0	0
Net Cash Provided By (Used In) Financing Activities	(463)	0	11,346	0	0
Net Decrease in Cash and Cash Equivalents	28	(514)	(113)	273	169
Cash and Cash Equivalents at Beginning of Period	482	595	595	322	153
Cash and Cash Equivalents at End of Period	510	81	482	595	322
Drive Time Automotive Group, Inc. | DriveTime Automotive Group, Inc
Cash Flows from Operating Activities:
Net Income (Loss)	78,338	77,736	237,671	216,902	220,992
Adjustments to Reconcile Net Income to Net Cash (Used in) Provided by Operating Activities:
Provision for Credit Losses	0	0	0	0	0
Depreciation Expense	0	0	0	0	0
Amortization of Debt Issuance Costs and Debt Premium and Discount	164	147	608	562	263
Amortization of Debt Issuance Costs and Debt Premium and Discount	155	233	781	1,395	563
Loss (Gain) from Disposal of Property and Equipment	0	0	0	0	0
Originations of Finance Receivables	0	0	0	0	0
Collections and Recoveries on Finance Receivable Principal Balances	0	0	0	0	0
(Increase) Decrease in Accrued Interest Receivable and Loan Origination Costs	0	0	0	0	0
(Increase) in Inventory	0	0	0	0	0
(Increase) Decrease in Other Assets	(81,588)	(79,037)	(232,721)	(335,292)	(491,503)
Increase (Decrease) in Accounts Payable, Accrued Expenses and Other Liabilities	2,931	927	(6,333)	116,607	200,228
Net Cash (Used in) Provided By Operating Activities	0	6	6	174	(69,457)
Cash Flows from Investing Activities:
Origination of Dealer Finance Receivables	0	0	0
Collections and Recoveries of Dealer Finance Receivables	0	0	0
Proceeds from Disposal of Property and Equipment	0	0	0	0	0
Purchase of Property and Equipment	0	0	0	0	2,615
Net Cash Provided By (Used In) Investing Activities	0	0	0	0	2,615
Cash Flows from Financing Activities:
Decrease Restricted Cash	0	0	0	0	0
Deposits into Investments Held in Trust			0	0	0
Change in Investments Held in Trust and Collection Account Cash	0	0	0	0	0
Additions to Portfolio Term Facilities	0	0	0	0	0
Repayment of Portfolio Term Facilities	0	0	0	0	0
Additions to Portfolio Warehouse Facilities	0	0	0	0	0
Repayment of Portfolio Warehouse Facilities	0	0	0	0	0
Additions to Senior Secured Notes Payable					80,555
Additions to Other Secured Notes Payable	0	0	0	0	1,785
Repayment of Other Secured Notes Payable	0	0	0	0	0
Repayment of Senior Unsecured Notes Payable					0
Payment of Debt Issuance Costs	0	(6)	(6)	(169)	(3,898)
Dividend Distributions	0	0	0	0	(11,600)
Net Cash Provided By (Used In) Financing Activities	0	(6)	(6)	(169)	66,842
Net Decrease in Cash and Cash Equivalents	0	0	0	5	0
Cash and Cash Equivalents at Beginning of Period	5	5	5	0	0
Cash and Cash Equivalents at End of Period	5	5	5	5	0
Drive Time Automotive Group, Inc. | Eliminations
Cash Flows from Operating Activities:
Net Income (Loss)	(71,391)	(76,510)	(220,795)	(211,104)	(230,269)
Adjustments to Reconcile Net Income to Net Cash (Used in) Provided by Operating Activities:
Provision for Credit Losses	0	0	0	0	0
Depreciation Expense	0	0	0	0	0
Amortization of Debt Issuance Costs and Debt Premium and Discount	0	0	0	0	0
Amortization of Debt Issuance Costs and Debt Premium and Discount	0	0	0	0	0
Loss (Gain) from Disposal of Property and Equipment	0	0	0	0	0
Originations of Finance Receivables	0	0	0	0	0
Collections and Recoveries on Finance Receivable Principal Balances	0	0	0	0	0
(Increase) Decrease in Accrued Interest Receivable and Loan Origination Costs	0	0	0	0	0
(Increase) in Inventory	0	0	0	0	0
(Increase) Decrease in Other Assets	66,267	75,599	208,224	310,151	322,113
Increase (Decrease) in Accounts Payable, Accrued Expenses and Other Liabilities	5,124	911	12,571	(99,047)	(90,059)
Net Cash (Used in) Provided By Operating Activities	0	0	0	0	1,785
Cash Flows from Investing Activities:
Origination of Dealer Finance Receivables	0	0	0
Collections and Recoveries of Dealer Finance Receivables	0	0	0
Proceeds from Disposal of Property and Equipment	0	0	0	0	0
Purchase of Property and Equipment	0	0	0	0	0
Net Cash Provided By (Used In) Investing Activities	0	0	0	0	0
Cash Flows from Financing Activities:
Decrease Restricted Cash	0	0	0	0	0
Deposits into Investments Held in Trust			0	0	0
Change in Investments Held in Trust and Collection Account Cash	0	0	0	0	0
Additions to Portfolio Term Facilities	0	0	0	0	0
Repayment of Portfolio Term Facilities	0	0	0	0	0
Additions to Portfolio Warehouse Facilities	0	0	0	0	0
Repayment of Portfolio Warehouse Facilities	0	0	0	0	0
Additions to Senior Secured Notes Payable					0
Additions to Other Secured Notes Payable	0	0	0	0	(1,785)
Repayment of Other Secured Notes Payable	0	0	0	0	0
Repayment of Senior Unsecured Notes Payable					0
Payment of Debt Issuance Costs	0	0	0	0	0
Dividend Distributions	0	0	0	0	0
Net Cash Provided By (Used In) Financing Activities	0	0	0	0	(1,785)
Net Decrease in Cash and Cash Equivalents	0	0	0	0	0
Cash and Cash Equivalents at Beginning of Period	0	0	0	0	0
Cash and Cash Equivalents at End of Period	0	0	0	0	0
Drive Time Automotive Group, Inc. | Consolidated
Cash Flows from Operating Activities:
Net Income (Loss)	78,338	77,699	237,671	216,903	220,992
Adjustments to Reconcile Net Income to Net Cash (Used in) Provided by Operating Activities:
Provision for Credit Losses	0	0	0	0	0
Depreciation Expense	4,527	4,210	16,910	13,532	11,363
Amortization of Debt Issuance Costs and Debt Premium and Discount	220	138	762	1,056	489
Amortization of Debt Issuance Costs and Debt Premium and Discount	155	233	781	1,395	563
Loss (Gain) from Disposal of Property and Equipment	(41)	(43)	(117)	86	(136)
Originations of Finance Receivables	0	0	0	0	0
Collections and Recoveries on Finance Receivable Principal Balances	0	0	0	0	0
(Increase) Decrease in Accrued Interest Receivable and Loan Origination Costs	0	0	0	0	0
(Increase) in Inventory	41,857	80,748	(58,403)	(66,286)	(30,704)
(Increase) Decrease in Other Assets	(413,581)	(396,958)	(308,398)	(874,246)	(241,080)
Increase (Decrease) in Accounts Payable, Accrued Expenses and Other Liabilities	272,147	258,380	116,522	706,120	4,551
Net Cash (Used in) Provided By Operating Activities	(16,378)	24,407	5,728	(1,440)	(33,962)
Cash Flows from Investing Activities:
Origination of Dealer Finance Receivables	0	0	0
Collections and Recoveries of Dealer Finance Receivables	0	0	0
Proceeds from Disposal of Property and Equipment	453	364	1,540	438	347
Purchase of Property and Equipment	(7,194)	(4,587)	(21,333)	(43,290)	(17,955)
Net Cash Provided By (Used In) Investing Activities	(6,741)	(4,223)	(19,793)	(42,852)	(17,608)
Cash Flows from Financing Activities:
Decrease Restricted Cash	0	0	0	5	(9)
Deposits into Investments Held in Trust			0	0	0
Change in Investments Held in Trust and Collection Account Cash	0	0	0	0	0
Additions to Portfolio Term Facilities	0	0	0	0	0
Repayment of Portfolio Term Facilities	0	0	0	0	0
Additions to Portfolio Warehouse Facilities	0	0	0	0	0
Repayment of Portfolio Warehouse Facilities	0	0	0	0	0
Additions to Senior Secured Notes Payable					80,555
Additions to Other Secured Notes Payable	20,000	0	83,969	44,500	0
Repayment of Other Secured Notes Payable	(463)	(14,390)	(65,414)	0	(10,000)
Repayment of Senior Unsecured Notes Payable					0
Payment of Debt Issuance Costs	0	(32)	(535)	(654)	(4,409)
Dividend Distributions	0	0	0	0	(11,600)
Net Cash Provided By (Used In) Financing Activities	19,537	(14,422)	18,020	43,851	54,537
Net Decrease in Cash and Cash Equivalents	(3,582)	5,762	3,955	(441)	2,967
Cash and Cash Equivalents at Beginning of Period	7,424	3,469	3,469	3,910	943
Cash and Cash Equivalents at End of Period	3,842	9,231	7,424	3,469	3,910
DT Acceptance Corp | Guarantor Subsidiaries Combined
Cash Flows from Operating Activities:
Net Income (Loss)	1,772	(856)	7,140	2,502	3,317
Adjustments to Reconcile Net Income to Net Cash (Used in) Provided by Operating Activities:
Provision for Credit Losses	0	0	0	0	0
Depreciation Expense	419	260	1,424	714	756
Amortization of Debt Issuance Costs and Debt Premium and Discount	0	0	0	0	0
Amortization of Debt Issuance Costs and Debt Premium and Discount	0	0	0	0	0
Loss (Gain) from Disposal of Property and Equipment	78	(17)	(34)	0	(17)
Originations of Finance Receivables	(285)	0	0	0	0
Collections and Recoveries on Finance Receivable Principal Balances	7	0	0	0	0
(Increase) Decrease in Accrued Interest Receivable and Loan Origination Costs	0	0	0	0	0
(Increase) in Inventory	0	0	0	0	0
(Increase) Decrease in Other Assets	(163,925)	(215,975)	155,393	(603,676)	116,512
Increase (Decrease) in Accounts Payable, Accrued Expenses and Other Liabilities	204,879	227,018	(126,185)	602,492	(117,250)
Net Cash (Used in) Provided By Operating Activities	42,945	10,430	37,738	2,032	3,318
Cash Flows from Investing Activities:
Origination of Dealer Finance Receivables	(38,960)	(5,627)	(45,438)
Collections and Recoveries of Dealer Finance Receivables	5,163	178	4,506
Proceeds from Disposal of Property and Equipment	165	70	354	62	55
Purchase of Property and Equipment	(313)	(1,419)	(3,197)	(243)	(640)
Net Cash Provided By (Used In) Investing Activities	(33,945)	(6,798)	(43,775)	(181)	(585)
Cash Flows from Financing Activities:
Decrease Restricted Cash	(8,864)	(3,396)	6,354	(1,740)	(4,968)
Deposits into Investments Held in Trust			0	0	0
Change in Investments Held in Trust and Collection Account Cash	0	0	0	0	0
Additions to Portfolio Term Facilities	0	0	0	0	0
Repayment of Portfolio Term Facilities	0	0	0	0	0
Additions to Portfolio Warehouse Facilities	0	0	0	0	0
Repayment of Portfolio Warehouse Facilities	0	0	0	0	0
Additions to Senior Secured Notes Payable					0
Additions to Other Secured Notes Payable	0	0	0	0	2,700
Repayment of Other Secured Notes Payable	(93)	(89)	(360)	(344)	(221)
Repayment of Senior Unsecured Notes Payable					0
Payment of Debt Issuance Costs	0	0	0	0	0
Dividend Distributions	0	0	0	0	0
Net Cash Provided By (Used In) Financing Activities	(8,957)	(3,485)	5,994	(2,084)	(2,489)
Net Decrease in Cash and Cash Equivalents	43	147	(43)	(233)	244
Cash and Cash Equivalents at Beginning of Period	9	52	52	285	41
Cash and Cash Equivalents at End of Period	52	199	9	52	285
DT Acceptance Corp | Non-Guarantor Subsidiaries
Cash Flows from Operating Activities:
Net Income (Loss)	48,381	40,075	173,199	156,138	93,981
Adjustments to Reconcile Net Income to Net Cash (Used in) Provided by Operating Activities:
Provision for Credit Losses	0	0	0	0	0
Depreciation Expense	135	154	546	613	590
Amortization of Debt Issuance Costs and Debt Premium and Discount	1,276	1,628	6,792	10,262	11,051
Amortization of Debt Issuance Costs and Debt Premium and Discount	0	0	0	0	0
Loss (Gain) from Disposal of Property and Equipment	0	0	0	0	0
Originations of Finance Receivables	0	0	0	0	0
Collections and Recoveries on Finance Receivable Principal Balances	0	0	0	0	0
(Increase) Decrease in Accrued Interest Receivable and Loan Origination Costs	0	0	0	0	0
(Increase) in Inventory	0	0	0	0	0
(Increase) Decrease in Other Assets	(61,553)	54,673	(343,247)	(233,481)	(533,616)
Increase (Decrease) in Accounts Payable, Accrued Expenses and Other Liabilities	(243)	(1,467)	554	(14,839)	(36,411)
Net Cash (Used in) Provided By Operating Activities	(12,004)	95,063	(162,156)	(81,307)	(464,405)
Cash Flows from Investing Activities:
Origination of Dealer Finance Receivables	0	0	0
Collections and Recoveries of Dealer Finance Receivables	0	0	0
Proceeds from Disposal of Property and Equipment	0	0	0	0	0
Purchase of Property and Equipment	(131)	460	0	(782)	(30)
Net Cash Provided By (Used In) Investing Activities	(131)	460	0	(782)	(30)
Cash Flows from Financing Activities:
Decrease Restricted Cash	(6,760)	(5,103)	9,067	19,928	(24,005)
Deposits into Investments Held in Trust			(15,864)	(13,199)	(4,500)
Change in Investments Held in Trust and Collection Account Cash	(4,255)	(1,785)	(6,913)	(22,819)	35,655
Additions to Portfolio Term Facilities	75,000	0	857,246	707,947	328,753
Repayment of Portfolio Term Facilities	(139,410)	(112,289)	(590,151)	(339,110)	(183,103)
Additions to Portfolio Warehouse Facilities	210,300	195,800	827,300	970,600	940,150
Repayment of Portfolio Warehouse Facilities	(122,500)	(108,000)	(911,492)	(1,232,215)	(614,649)
Additions to Senior Secured Notes Payable					0
Additions to Other Secured Notes Payable	0	0	0	0	0
Repayment of Other Secured Notes Payable	(58)	(52)	(208)	(198)	(187)
Repayment of Senior Unsecured Notes Payable					0
Payment of Debt Issuance Costs	(348)	(519)	(6,802)	(8,965)	(13,713)
Dividend Distributions	0	(63,669)	0	0	0
Net Cash Provided By (Used In) Financing Activities	11,969	(95,617)	162,183	81,969	464,401
Net Decrease in Cash and Cash Equivalents	(166)	(94)	27	(120)	(34)
Cash and Cash Equivalents at Beginning of Period	423	396	396	516	550
Cash and Cash Equivalents at End of Period	257	302	423	396	516
DT Acceptance Corp | DriveTime Automotive Group, Inc
Cash Flows from Operating Activities:
Net Income (Loss)	(59,749)	(44,904)	(178,318)	(128,763)	(150,310)
Adjustments to Reconcile Net Income to Net Cash (Used in) Provided by Operating Activities:
Provision for Credit Losses	77,842	60,342	253,603	207,198	175,900
Depreciation Expense	327	327	1,270	1,216	1,042
Amortization of Debt Issuance Costs and Debt Premium and Discount	164	147	609	562	6,070
Amortization of Debt Issuance Costs and Debt Premium and Discount	156	232	765	1,394	562
Loss (Gain) from Disposal of Property and Equipment	(6)	0	(2)	(5)	359
Originations of Finance Receivables	(311,789)	(292,970)	(917,093)	(829,164)	(747,329)
Collections and Recoveries on Finance Receivable Principal Balances	145,916	148,309	559,517	549,888	492,294
(Increase) Decrease in Accrued Interest Receivable and Loan Origination Costs	423	(506)	(4,252)	(1,011)	726
(Increase) in Inventory	0	0	0	0	0
(Increase) Decrease in Other Assets	(214,791)	(147,096)	167,379	(772,357)	339,240
Increase (Decrease) in Accounts Payable, Accrued Expenses and Other Liabilities	364,599	272,488	165,334	1,026,561	361,936
Net Cash (Used in) Provided By Operating Activities	3,092	(3,631)	48,812	55,519	480,490
Cash Flows from Investing Activities:
Origination of Dealer Finance Receivables	0	0	0
Collections and Recoveries of Dealer Finance Receivables	0	0	0
Proceeds from Disposal of Property and Equipment	23	22	38	19	21
Purchase of Property and Equipment	(159)	(104)	(1,037)	(477)	(2,256)
Net Cash Provided By (Used In) Investing Activities	(136)	(82)	(999)	(458)	(2,235)
Cash Flows from Financing Activities:
Decrease Restricted Cash	0	0	0	0	0
Deposits into Investments Held in Trust			0	0	0
Change in Investments Held in Trust and Collection Account Cash	0	0	0	0	0
Additions to Portfolio Term Facilities	0	0	0	0	79,047
Repayment of Portfolio Term Facilities	0	0	0	0	(585,747)
Additions to Portfolio Warehouse Facilities	0	0	0	0	0
Repayment of Portfolio Warehouse Facilities	0	0	0	0	0
Additions to Senior Secured Notes Payable					80,554
Additions to Other Secured Notes Payable	0	0	0	0	76
Repayment of Other Secured Notes Payable	0	0	0	0	(12,307)
Repayment of Senior Unsecured Notes Payable					(1,500)
Payment of Debt Issuance Costs	0	(6)	(7)	(169)	(4,694)
Dividend Distributions	0	(5,260)	(51,195)	(51,845)	(34,710)
Net Cash Provided By (Used In) Financing Activities	0	(5,266)	(51,202)	(52,014)	(479,281)
Net Decrease in Cash and Cash Equivalents	2,956	(8,979)	(3,389)	3,047	(1,026)
Cash and Cash Equivalents at Beginning of Period	18,624	22,013	22,013	18,966	19,992
Cash and Cash Equivalents at End of Period	21,580	13,034	18,624	22,013	18,966
DT Acceptance Corp | Eliminations
Cash Flows from Operating Activities:
Net Income (Loss)	(50,153)	(39,219)	(180,339)	(158,642)	(97,298)
Adjustments to Reconcile Net Income to Net Cash (Used in) Provided by Operating Activities:
Provision for Credit Losses	0	0	0	0	0
Depreciation Expense	0	0	0	0	0
Amortization of Debt Issuance Costs and Debt Premium and Discount	0	0	0	0	0
Amortization of Debt Issuance Costs and Debt Premium and Discount	0	0	0	0	0
Loss (Gain) from Disposal of Property and Equipment	0	0	0	0	0
Originations of Finance Receivables	0	0	0	0	0
Collections and Recoveries on Finance Receivable Principal Balances	0	0	0	0	0
(Increase) Decrease in Accrued Interest Receivable and Loan Origination Costs	0	0	0	0	0
(Increase) in Inventory	0	0	0	0	0
(Increase) Decrease in Other Assets	303,856	144,296	145,614	1,113,025	159,524
Increase (Decrease) in Accounts Payable, Accrued Expenses and Other Liabilities	(257,906)	(168,746)	34,725	(954,383)	(41,730)
Net Cash (Used in) Provided By Operating Activities	(4,203)	(63,669)	0	0	20,496
Cash Flows from Investing Activities:
Origination of Dealer Finance Receivables	0	0	0
Collections and Recoveries of Dealer Finance Receivables	0	0	0
Proceeds from Disposal of Property and Equipment	0	0	0	0	0
Purchase of Property and Equipment	0	0	0	0	0
Net Cash Provided By (Used In) Investing Activities	0	0	0	0	0
Cash Flows from Financing Activities:
Decrease Restricted Cash	0	0	0	0	0
Deposits into Investments Held in Trust			0	0	0
Change in Investments Held in Trust and Collection Account Cash	0	0	0	0	0
Additions to Portfolio Term Facilities	0	0	0	0	(20,496)
Repayment of Portfolio Term Facilities	4,203	0	0	0	0
Additions to Portfolio Warehouse Facilities	0	0	0	0	0
Repayment of Portfolio Warehouse Facilities	0	0	0	0	0
Additions to Senior Secured Notes Payable					0
Additions to Other Secured Notes Payable	0	0	0	0	0
Repayment of Other Secured Notes Payable	0	0	0	0	0
Repayment of Senior Unsecured Notes Payable					0
Payment of Debt Issuance Costs	0	0	0	0	0
Dividend Distributions	0	63,669	0	0	0
Net Cash Provided By (Used In) Financing Activities	4,203	63,669	0	0	(20,496)
Net Decrease in Cash and Cash Equivalents	0	0	0	0	0
Cash and Cash Equivalents at Beginning of Period	0	0	0	0	0
Cash and Cash Equivalents at End of Period	0	0	0	0	0
DT Acceptance Corp | Consolidated
Cash Flows from Operating Activities:
Net Income (Loss)	(59,749)	(44,904)	(178,318)	(128,765)	(150,310)
Adjustments to Reconcile Net Income to Net Cash (Used in) Provided by Operating Activities:
Provision for Credit Losses	77,842	60,342	253,603	207,198	175,900
Depreciation Expense	881	741	3,240	2,543	2,388
Amortization of Debt Issuance Costs and Debt Premium and Discount	1,440	1,775	7,401	10,824	17,121
Amortization of Debt Issuance Costs and Debt Premium and Discount	156	232	765	1,394	562
Loss (Gain) from Disposal of Property and Equipment	72	(17)	(36)	(5)	342
Originations of Finance Receivables	(312,074)	(292,970)	(917,093)	(829,164)	(747,329)
Collections and Recoveries on Finance Receivable Principal Balances	145,923	148,309	559,517	549,888	492,294
(Increase) Decrease in Accrued Interest Receivable and Loan Origination Costs	423	(506)	(4,252)	(1,011)	726
(Increase) in Inventory	0	0	0	0	0
(Increase) Decrease in Other Assets	(136,413)	(164,102)	125,139	(496,489)	81,660
Increase (Decrease) in Accounts Payable, Accrued Expenses and Other Liabilities	311,329	329,293	74,428	659,831	166,545
Net Cash (Used in) Provided By Operating Activities	29,830	38,193	(75,606)	(23,756)	39,899
Cash Flows from Investing Activities:
Origination of Dealer Finance Receivables	(38,960)	(5,627)	(45,438)
Collections and Recoveries of Dealer Finance Receivables	5,163	178	4,506
Proceeds from Disposal of Property and Equipment	188	92	392	81	76
Purchase of Property and Equipment	(603)	(1,063)	(4,234)	(1,502)	(2,926)
Net Cash Provided By (Used In) Investing Activities	(34,212)	(6,420)	(44,774)	(1,421)	(2,850)
Cash Flows from Financing Activities:
Decrease Restricted Cash	(15,624)	(8,499)	15,421	18,188	(28,973)
Deposits into Investments Held in Trust			(15,864)	(13,199)	(4,500)
Change in Investments Held in Trust and Collection Account Cash	(4,255)	(1,785)	(6,913)	(22,819)	35,655
Additions to Portfolio Term Facilities	75,000	0	857,246	707,947	387,304
Repayment of Portfolio Term Facilities	(135,207)	(112,289)	(590,151)	(339,110)	(768,850)
Additions to Portfolio Warehouse Facilities	210,300	195,800	827,300	970,600	940,150
Repayment of Portfolio Warehouse Facilities	(122,500)	(108,000)	(911,492)	(1,232,215)	(614,649)
Additions to Senior Secured Notes Payable					80,554
Additions to Other Secured Notes Payable	0	0	0	0	2,776
Repayment of Other Secured Notes Payable	(151)	(141)	(568)	(542)	(12,715)
Repayment of Senior Unsecured Notes Payable					(1,500)
Payment of Debt Issuance Costs	(348)	(525)	(6,809)	(9,134)	(18,407)
Dividend Distributions	0	(5,260)	(51,195)	(51,845)	(34,710)
Net Cash Provided By (Used In) Financing Activities	7,215	(40,699)	116,975	27,871	(37,865)
Net Decrease in Cash and Cash Equivalents	2,833	(8,926)	(3,405)	2,694	(816)
Cash and Cash Equivalents at Beginning of Period	19,056	22,461	22,461	19,767	20,583
Cash and Cash Equivalents at End of Period	$ 21,889	$ 13,535	$ 19,056	$ 22,461	$ 19,767